Joint Stock Ownership Plan Reserve (Details Narrative) - 'A' Ordinary Shares - JSOP Trust - shares	Mar. 31, 2018	Mar. 31, 2017
DisclosureOfJointStockOwnershipPlanReserveLineItems [Line Items]
Ordinary shares eligible for issue	106,701	106,701
Discretionary vesting of shares	20.00%	20.00%
Shares held by the Trust	1,253,668	1,253,668